Loans payable - Additional Information (Details) £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 22, 2025 USD ($)	Mar. 08, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 01, 2023 USD ($)	Oct. 11, 2023 GIP (£)	Aug. 21, 2023 USD ($)	Aug. 21, 2023 CLP ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 174,868	$ 227,971	$ 0
Maturity of the revolving credit facility	3 years
Proceeds from non-current borrowings	$ 261,296	261,000	25,000
Repayments of non-current borrowings	1,573	3,636	$ 1,253
June 30, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								2.50%
BANCO SANTANDER S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings	48,000				$ 25,000		$ 100,000
Proceeds from non-current borrowings	23,000
Repayments of non-current borrowings	48,000
BANCO SANTANDER S.A. | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings	48,200			$ 75,000
Proceeds from non-current borrowings	181,500
Repayments of non-current borrowings	$ 133,300
BANCO SANTANDER S.A. | April 22, 2025 | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							2.60%
BANCO SANTANDER S.A. | Later than three years [member] | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%
BANCO SANTANDER S.A. | March 8, 2025 | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.50%
Banco de Chile [Member] | Moneda Asset Management
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 5,200	$ 5,000,000
Banco de Chile [Member] | September 28, 2025 [Member] | Tasa Bancária Nominal | Moneda Asset Management
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									3.60%	3.60%
MIZUHO BANK, LTD. LONDON BRANCH [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 38,000
Standby Letters of Credit | £								£ 11,000
MIZUHO BANK, LTD. LONDON BRANCH [Member] | Moneda Asset Management
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings		$ 106,400
Repayments of non-current borrowings	$ 56,400
CITIBANK N.A. LONDON [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						38,000
Standby Letters of Credit | £								11,000
Mizuho Bank, Ltd. and Citibank, N.A [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 76,000					$ 76,000
Standby Letters of Credit | £								£ 22,000
Mizuho Bank, Ltd. and Citibank, N.A [Member] | January 31, 2027 | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						2.50%